Loans and Other Financing	12 Months Ended
Dec. 31, 2024
Disclosure of loans and other financing [abstract]
Loans and Other Financing

NOTE 10. LOANS AND OTHER FINANCING
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.24	12.31.23
Non-financial Public Sector	8,843,039	1,089,553
Argentine Central Bank	—	96,452
Financial Institutions	178,433,805	64,540,233
Loans	178,433,805	64,540,233
Non-financial Private Sector and Residents Abroad	16,158,663,135	7,532,666,576
Loans	15,748,096,713	7,266,711,774
Advances	680,086,804	283,355,711
Notes	4,264,408,098	1,664,092,348
Mortgage Loans	344,863,307	89,642,145
Pledge Loans	431,716,236	106,609,161
Personal Loans	1,914,619,084	604,597,785
Credit Card Loans	6,693,176,924	4,035,683,734
Other Loans	964,920,433	117,343,573
Accrued Interest, Adjustments and Quotation Differences Receivable	492,035,582	396,239,621
Documented Interest	(37,729,755)	(30,852,304)
Financial Leases	34,589,915	15,115,120
Other Financing	375,976,507	250,839,682
Less: Allowances	(724,916,008)	(314,862,408)
Total	15,621,023,971	7,283,530,406
Classification of Loans and Other Financing as per situation and guarantees received, is detailed in Schedule B.
The concentration of Loans and Other Financing is detailed in Schedule C.
The breakdown by maturity term of Loans and Other Financing is detailed in Schedule D.
The risk analysis for Loans and Other Financing is presented in Note 45.
Related parties information is disclosed in Note 51.